Goodwill And Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Acquired Intangible Assets

NOTE 10 – GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS

Goodwill

Changes to the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are provided in the following table.

(Dollars in thousands)	Amount
Balance, December 31, 2010	$234,228
Goodwill acquired during the year	135,583

Balance, December 31, 2011	369,811
Goodwill acquired during the period	32,420
Goodwill adjustment to correct an immaterial error	(359)

Balance, December 31, 2012	$401,872

The goodwill acquired during the year ended December 31, 2011 was a result of the OMNI, Cameron, and Florida Trust Company acquisitions, and the goodwill acquired during the year ended December 31, 2012 was a result of the Florida Gulf acquisition discussed further in Note 4.

The goodwill adjustment in 2012 is a result of the Company’s revised goodwill recorded on its OMNI and Cameron acquisitions. The Company has recorded the adjustment to account for the impact of an immaterial error in accounting for its OMNI and Cameron acquisitions that resulted in a decrease in goodwill of $359,000. The Company revised its valuation of acquired deferred tax assets and property during the first quarter of 2012 as a result of information that existed at the acquisition date but was not available during the prior period. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting as it related to the Company’s acquisition accounting.

The Company performed the required annual impairment test of goodwill as of October 1, 2012. The Company’s annual impairment test did not indicate impairment at any of the Company’s reporting units as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

Prior to 2010, the Company recognized goodwill impairment of $9,681,000 at the Company’s LTC subsidiary based on a decrease in operating revenue and income, which resulted in the conclusion that the fair value of LTC may have been reduced below its carrying amount.

Title plant

The Company had title plant assets totaling $6,722,000 at December 31, 2012 and 2011, respectively. No events or changes in circumstances occurred during 2012 or 2011 to suggest the carrying value of the title plant was not recoverable.

Intangible assets subject to amortization

Definite-lived intangible assets had the following carrying values at December 31:

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$45,406	$(26,284)	$19,122	$45,406	$(21,385)	$24,021
Customer relationship intangible asset	1,348	(410)	938	1,348	(160)	1,188

Total	$46,754	$(26,694)	$20,060	$46,754	$(21,545)	$25,209

The related amortization expense of purchase accounting intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$4,935
2011	5,121
2012	5,150

Estimated amortization expense for the year ended December 31:
2013	$4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	2,576